Financial Instruments - Summary of Financial Statement Effect of Derivatives (Detail) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Disclosure In Tabular Form Of Impact Of Derivatives On Income Statement And Comprehensive Income Statement [Line Items]
Gain recognized in direct operating expense	$ 0	$ (1,146,117)	$ 0			$ 544,290		$ 0
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Disclosure In Tabular Form Of Impact Of Derivatives On Income Statement And Comprehensive Income Statement [Line Items]
Total direct operating expense on combined statements of operations				$ 1,306,000,000	$ 1,687,900,000		$ 2,207,900,000		$ 1,922,100,000	$ 1,220,000,000
Total interest expense on combined statements of operations				157,100,000	117,800,000		162,600,000		115,000,000	109,700,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Cash Flow Hedging [Member]
Disclosure In Tabular Form Of Impact Of Derivatives On Income Statement And Comprehensive Income Statement [Line Items]
Total direct operating expense on combined statements of operations				1,306,000,000	1,687,900,000		2,207,900,000		1,922,100,000	1,220,000,000
Total interest expense on combined statements of operations				157,100,000	117,800,000		162,600,000		115,000,000	109,700,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Disclosure In Tabular Form Of Impact Of Derivatives On Income Statement And Comprehensive Income Statement [Line Items]
Gain (loss) recognized in accumulated other comprehensive income (loss)				(7,300,000)	7,400,000		1,700,000		1,700,000	(1,000,000)
Gain (loss) reclassified from accumulated other comprehensive income (loss) into direct operating expense				31,500,000	(5,700,000)		(300,000)		(200,000)	200,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Disclosure In Tabular Form Of Impact Of Derivatives On Income Statement And Comprehensive Income Statement [Line Items]
Gain (loss) recognized in accumulated other comprehensive income (loss)				24,700,000	87,800,000		81,100,000		66,500,000	72,000,000
Gain (loss) reclassified from accumulated other comprehensive income (loss) into direct operating expense				(2,500,000)	(700,000)		1,400,000		(15,000,000)	(20,000,000)
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Cash Flow Hedging [Member] | Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member] | Direct Operating Expense [Member]
Disclosure In Tabular Form Of Impact Of Derivatives On Income Statement And Comprehensive Income Statement [Line Items]
Gain recognized in direct operating expense							0		0	300,000
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] | Cash Flow Hedging [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Disclosure In Tabular Form Of Impact Of Derivatives On Income Statement And Comprehensive Income Statement [Line Items]
Gain (loss) reclassified from accumulated other comprehensive income (loss) into direct operating expense				$ (5,500,000)	$ (9,900,000)		$ (11,800,000)		$ (33,800,000)	$ (28,300,000)